Other investments	12 Months Ended
Dec. 31, 2021
Other investments
Other investments
10.	Other investments
Other investments consist of equity investments with readily determinable fair value, equity investments without readily determinable fair value and available-for-sale
debt securities. The carrying amounts and fair value of the Group’s other investments as of December 31, 2020 and 2021 are as follows:

	As of December 31, 2020
	Original cost	Unrealized gains	Accumulated impairment	Translation difference	Balance as of year end
	RMB	RMB	RMB	RMB
Equity investments with readily determinable fair value (Note a)	215,035	77,879	(48,634)	8,782	253,062
Available-for-sale debt securities (Note b)	112,314	—	(118,689)	6,375	—
Equity investments without readily determinable fair value (Note c)	2,941,470	4,318	(245,940)	(91,876)	2,607,972

Total	3,268,819	82,197	(413,263)	(76,719)	2,861,034

	As of December 31, 2021
	Original cost	Unrealized gains (losses)	Accumulated impairment	Translation difference	Balance as of year end
	RMB	RMB	RMB	RMB
Equity investments with readily determinable fair value (Note a)	226,200	(80,829)	(48,634)	5,387	102,124
Available-for-sale debt securities (Note b)	112,314	—	(118,689)	6,375	—
Equity investments without readily determinable fair value (Note c)	3,140,343	4,318	(624,929)	(138,945)	2,380,787

Total	3,478,857	(76,511)	(792,252)	(127,183)	2,482,911

Note:

(a)	Equity investments with readily determinable fair value
During the years ended December 31, 2019, 2020 and 2021, equity investments with readily determinable fair value sold generated proceeds of RMB190, RMB540,490 and RMB63,826, resulting in a realized gain of RMB157, RMB486,227 and RMB42,141, respectively. The Group recorded mark to market adjustments of RMB165,731 , RMB293,140 and RMB(116,567) in investment gain(loss) and revaluation of investments in the consolidated statements of income and comprehensive income during the years ended December 31 , 2019, 2020 and 2021, respectively. Dividend of RMB2,097, RMB389 and RMB222 was declared to the Group and recorded in investment gain and revaluation during the years ended December 31, 2019 ,2020 and 2021 respectively.
No impairment loss was recorded during the years ended December 31, 2019, 2020 and 2021.

(b)	Available-for-sale debt securities
On March 25, 2019, one of the investee Zhejiang Merit Interactive Network Technology Co., Ltd. was listed on the Shenzhen Stock Exchange Growth Enterprises Market Board and its preferred shares outstanding were converted to ordinary shares upon the completion of the listing. Accordingly, the Group’s investment in the amount of RMB48,000 was reclassified from available-for-sale
debt securities to equity investments with readily determinable fair value upon this listing.
For other
available-for-sale
debt securities, the Group recorded impairment of RMB83,616, nil and nil during the years ended December 31, 2019, 2020 and 2021, respectively.

(c)	Equity investments without readily determinable fair value
During the year ended December 31, 2020, equity investments without readily determinable fair value sold generate proceeds of RMB508,423, resulting in gross realized gain of RMB68,163 and gain on disposal of RMB351,863 recorded to net income. There was no disposal during the years ended December 31, 2019 and 2021. The Group recorded impairment loss of RMB43,973, nil and RMB378,989 for years ended December 31, 2019, 2020 and 2021 respectively for the other equity investments without readily determinable fair value. Dividend of RMB10,427, RMB229,221 and RMB179,270 was declared to the Group and recorded in investment gain and revaluation of investments
 during the years ended December 31, 2019, 2020 and 2021 respectively. During the year ended December 31, 2021, dividends of RMB 51,635 that was declared to the Group was reinvestment into the equity investments without readily determinable fair value.